LIBERTY HIGH YIELD SECURITIES FUND, LIBERTY STRATEGIC INCOME FUND, LIBERTY
  TAX-MANAGED GROWTH FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY TAX-MANAGED
   GROWTH FUND II, LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND, LIBERTY SELECT
     VALUE FUND, THE LIBERTY FUND, LIBERTY FEDERAL SECURITIES FUND, LIBERTY CONTRARIAN INCOME FUND, LIBERTY INTERMEDIATE GOVERNMENT INCOME FUND, LIBERTY
                             QUALITY PLUS BOND FUND,
    LIBERTY CORPORATE BOND FUND, LIBERTY TAX-EXEMPT FUND, LIBERTY TAX-EXEMPT INSURED FUND, LIBERTY UTILITIES FUND, LIBERTY CALIFORNIA TAX-EXEMPT FUND,
   LIBERTY CONNECTICUT TAX-EXEMPT FUND, LIBERTY MASSACHUSETTS TAX-EXEMPT FUND,
                        LIBERTY NEW YORK TAX-EXEMPT FUND,
   LIBERTY LARGE COMPANY INDEX FUND, LIBERTY U.S. TREASURY INDEX FUND, LIBERTY
           SMALL COMPANY INDEX FUND, LIBERTY INTERMEDIATE TAX-EXEMPT
   BOND FUND, LIBERTY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY
           CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW
     JERSEY INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY NEW YORK INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND,
     LIBERTY FLORIDA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND, LIBERTY SMALL-CAP VALUE FUND, LIBERTY GROWTH
   & INCOME FUND, LIBERTY INCOME FUND, LIBERTY INTERMEDIATE BOND FUND, LIBERTY
                              HIGH-YIELD MUNICIPAL
  FUND, LIBERTY MANAGED MUNICIPALS FUND, LIBERTY FLOATING RATE ADVANTAGE FUND,
      LIBERTY FLOATING RATE FUND, LIBERTY GROWTH STOCK FUND, LIBERTY YOUNG INVESTOR FUND, LIBERTY ASSET ALLOCATION FUND, LIBERTY STRATEGIC EQUITY FUND,
                      LIBERTY LARGE CAP CORE FUND, LIBERTY
     EQUITY GROWTH FUND, LIBERTY EQUITY VALUE FUND, LIBERTY SMALL CAP FUND,
                       LIBERTY SMALL COMPANY EQUITY FUND
                           (collectively, the "Funds")

               Supplement to Statements of Additional Information
                    Replacing Supplement dated March 3, 2003


The Funds' Statements of Additional Information are revised as follows:

The following sub-heading and paragraph are added to the section entitled "Programs for Reducing or Eliminating Sales Charges" in the Statement of Additional Information for the above-listed funds.

NAV Transfer Program. Investors who have previously purchased shares of other investment companies offered by another mutual fund complex and have been charged a front-end load or other sales charge on such purchases may invest the proceeds of redemptions of those shares in Class A shares of the Fund, without incurring an additional sales charge. Class A shares may be subject to a 12b-1 distribution and service fee. This NAV transfer program shall be available for purchases by eligible investors through participating FSFs until December 31, 2003.


G-35/142N-0303                                                    March 13, 2003